Income-tax (Details Narrative)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Canadian [Member]
IfrsStatementLineItems [Line Items]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate	26.50%	26.50%